Discontinued Operations - Schedule of Selling, Marketing and Administration Costs Included In Discontinued Operations (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Wages and benefits		$ 2,233,449	$ 1,619,719	$ 1,433,286
Rent and facility costs		57,097	94,501	96,260
General expenses		1,188,712	813,951	392,901
Stock-based compensation		3,045,086	2,650,830	3,207,411
Professional fees		800,551	1,120,805	735,604
Depreciation and amortization		813,103	243,674	153,244
Selling, marketing and administration		$ 8,137,998	$ 6,697,387	6,173,875
Discontinued Operations [Member]
Statement Line Items [Line Items]
Wages and benefits	$ 887,860			1,034,715
Rent and facility costs	604,442			975,467
General expenses	458,465			785,635
Stock-based compensation	(46,725)			278,385
Professional fees	46,484			31,747
Depreciation and amortization				2,409,380
Selling, marketing and administration	$ 1,950,526			$ 5,515,329